Ordinary Shares	12 Months Ended
Dec. 31, 2020
Ordinary Shares
Ordinary Shares

14.  Ordinary Shares

Holders of Class A ordinary shares and Class B ordinary shares are entitled to the same rights except for voting rights. In respect of matters requiring a shareholder’s vote, each Class A ordinary share is entitled to one vote and each Class B ordinary share is entitled to ten votes.

In connection with the issuance of Series D convertible preferred shares, the Company effected a change of authorized share capital by repurchasing all of the then issued and outstanding ordinary shares at par value and reissued 42,486,360 Class A ordinary shares and 1,716,283,460 Class B ordinary shares to its existing holders of ordinary shares. The number of shares and per-share price in the consolidated financial statements were recasted on a retroactive basis to reflect the effect of these changes.

In the third quarter of 2018, the Company completed its Initial Public Offering (“IPO”) on the National Association of Securities Deal Automated Quotations under the symbol of “PDD” of 91,735,827 ADSs (including 6,135,827 ADSs sold upon the exercise of the underwriters’ over-allotment option), representing 366,943,308 Class A ordinary shares for a total proceeds net of issuance costs of US$1,690,696.

Upon completion of the IPO, all convertible preferred shares were converted into ordinary shares.

In February 2019, the Company completed a follow-on public offering and issued 48,435,000 ADSs, representing 193,740,000 Class A ordinary shares for total proceeds net of issuance costs of US$1,181,209.

In April 2020, the Company completed a private placement and issued 135,426,300 Class A Ordinary Shares for total proceeds of US$1,100,000.

14.  Ordinary Shares (Continued)

In June 2020, 664,703,620 Class B ordinary shares were converted into Class A ordinary shares by the holder on a one-for-one basis.

In November 2020, the Company completed a follow-on public offering and issued 33,005,000 ADSs, representing 132,020,000 Class A ordinary shares for total proceeds net of issuance costs of US$4,074,642.

In December 2020, the Company completed a private placement and issued 15,384,612 Class A Ordinary Shares for total proceeds of US$500,000.